Trade and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Notes Payable
Schedule of trade and notes payable

	As of December 31,
	2020	2021
Trade payable for raw materials	2,991,538	7,089,370
Notes payable	168,977	2,286,680
Total	3,160,515	9,376,050

Schedule of maturity of trade and notes payable

	As of December 31,
	2020	2021
Within 3 months	3,118,840	7,539,833
Between 3 months and 6 months	18,537	1,639,286
Between 6 months and 1 year	10,676	161,913
More than 1 year	12,462	35,018
Total	3,160,515	9,376,050